Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay Versus Performance Tables

The following table presents, for each of the three most recent years:

•
Total compensation, as calculated in the Summary Compensation Table, for our CEO (“Principal Executive Officer” or “PEO”) and an average for our other Named Executive Officers (“Non-PEO NEOs”);
•
Compensation actually paid to the PEO and Non-PEO NEOs, an SEC prescribed calculation which adjusts total compensation for the items described below and which does not equate to realized compensation;
•
Our cumulative total shareholder return since the last trading day before the earliest year presented; and
•
Our net income.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on TSR (4) ($)	Net Income ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	944,974	861,976	1,007,408	955,920	98.93	5,182,000
2023	1,260,691	1,275,132	1,330,285	1,533,851	148.66	12,475,000
2022	877,455	877,455	1,110,341	1,217,941	125.67	15,493,000

(1)
For the years 2024, 2023 and 2022, this is the total compensation, as disclosed in the Summary Compensation Table above, for PEO Mr. Ross Dove.
(2)
Compensation Actually Paid is the Summary Compensation Table total for the PEO (column (b) above) and Average Summary Compensation Table total for the Non-PEO NEOs (column (d) above), adjusted for the value of equity pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K, and detailed in the table following.
(3)
For the years 2024, 2023 and 2022, this is the average total compensation, as disclosed in the Summary Compensation Table above, for our non-PEO NEOs Mr. David Ludwig and Mr. Nicholas Dove.
(4)
Total Shareholder Return. The value is based on a fixed investment of one hundred dollars in our common stock measured from the market close on December 31, 2021 (the last trading day of 2021) through and including the end of the fiscal year for each year reported in the table.

The following table presents compensation actually paid as determined by adjusting the Summary Compensation Table Total for the PEO (column (b) above) and Average Summary Compensation Table Total for the Non-PEO NEOs (column (d) above) for the value of equity pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K: [OPEN]

	PEO			Non-PEO NEO (Average)
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$944,974	$1,260,691	$877,455	$1,007,408	$1,330,285	$1,110,341
Subtract: Grant date fair value of equity awards granted during the covered year	(225,171)	(146,143)	—	—	—	—
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	142,173	160,584	—	—	—	—
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	—	—	—	(26,044)	(356,884)	113,897
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	—	—	—	(25,444)	560,450	(6,297)
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$861,976	$1,275,132	$877,455	$955,920	$1,533,851	$1,217,941

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote	(1) For the years 2024, 2023 and 2022, this is the total compensation, as disclosed in the Summary Compensation Table above, for PEO Mr. Ross Dove.
PEO Total Compensation Amount	$ 944,974	$ 1,260,691	$ 877,455
PEO Actually Paid Compensation Amount	$ 861,976	1,275,132	877,455
Adjustment To PEO Compensation, Footnote

The following table presents compensation actually paid as determined by adjusting the Summary Compensation Table Total for the PEO (column (b) above) and Average Summary Compensation Table Total for the Non-PEO NEOs (column (d) above) for the value of equity pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K: [OPEN]

	PEO			Non-PEO NEO (Average)
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$944,974	$1,260,691	$877,455	$1,007,408	$1,330,285	$1,110,341
Subtract: Grant date fair value of equity awards granted during the covered year	(225,171)	(146,143)	—	—	—	—
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	142,173	160,584	—	—	—	—
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	—	—	—	(26,044)	(356,884)	113,897
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	—	—	—	(25,444)	560,450	(6,297)
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$861,976	$1,275,132	$877,455	$955,920	$1,533,851	$1,217,941

Non-PEO NEO Average Total Compensation Amount	$ 1,007,408	1,330,285	1,110,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 955,920	1,533,851	1,217,941
Adjustment to Non-PEO NEO Compensation Footnote

The following table presents compensation actually paid as determined by adjusting the Summary Compensation Table Total for the PEO (column (b) above) and Average Summary Compensation Table Total for the Non-PEO NEOs (column (d) above) for the value of equity pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K: [OPEN]

	PEO			Non-PEO NEO (Average)
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total	$944,974	$1,260,691	$877,455	$1,007,408	$1,330,285	$1,110,341
Subtract: Grant date fair value of equity awards granted during the covered year	(225,171)	(146,143)	—	—	—	—
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	142,173	160,584	—	—	—	—
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	—	—	—	(26,044)	(356,884)	113,897
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	—	—	—	(25,444)	560,450	(6,297)
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$861,976	$1,275,132	$877,455	$955,920	$1,533,851	$1,217,941

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Stockholder Return

The amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs decreased from 2023 to 2024, as did the Company's total stockholder return. We utilize several performance measures to align executive compensation with the Company’s performance, but historically have not used financial performance measures such as total shareholder return. As described under the Narrative to Summary Compensation Table section of this Proxy Statement, part of the compensation our NEOs are eligible to receive consists of annual performance based cash bonuses and equity awards that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals. The Board believes that the key performance measurement is operating income growth and we align our payment of incentives to our NEOs based on this metric, which the Company believes is the primary driver that would impact the Company’s enterprise valuation and therefore, ultimately, total stockholder return.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs decreased from 2023 to 2024. The Company's net income decreased from 2023 to 2024. The Company does not look to net income as a performance measure for its executive compensation program and instead looks at operating income to evaluate the Company’s performance. From 2023 to 2024 the Company went from having net income of $12.5 million (which included a one time adjustment to our valuation allowance against our deferred tax assets of approximately $2.2 million that increased net income) to a net income of $5.2 million (which included a one time adjustment to our valuation allowance against our deferred tax assets of approximately $1.3 million that decreased net income). Without the adjustments to deferred tax assets, the Company would have had a net income of $10.3 million in 2023 and $6.5 million in 2024. The change in compensation actually paid to our named executive officers year over year generally reflects cash bonuses for the achievement of annual corporate and strategic objectives.

Total Shareholder Return Amount	$ 98.93	148.66	125.67
Net Income (Loss)	$ 5,182,000	$ 12,475,000	$ 15,493,000
PEO Name	Mr. Ross Dove	Mr. Ross Dove	Mr. Ross Dove
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (225,171)	$ 146,143	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,173	160,584	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,044)	(356,884)	113,897
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,444	560,450	(6,297)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0